Intangibles assets (Tables)	9 Months Ended
Jan. 31, 2026
Disclosure of detailed information about intangible assets [abstract]
Summary of Amortization for intangible assets with finite lives is provided over the following terms

Changes in the value of the intangible assets during the nine months ended January 31, 2026 and the year ended April 30, 2025 are as follows:

(in thousands)	Internally Generated Development Costs $	Intellectual Property $	Proprietary Processes $	Certifications $	Customer List $
Cost:
Balance, April 30, 2024	33	30,718	7,926	136	38,813
Impairments and disposals	—	(21,184)	(163)	—	(21,347)
Foreign exchange	—	1,435	560	10	2,005
Balance, April 30, 2025	33	10,969	8,323	146	19,471
Discontinued operations	—	(4,327)	(8,080)	(146)	(12,553)
Foreign exchange	—	210	8	—	218
Balance, January 31, 2026	33	6,852	251	—	7,136

Accumulated Amortization:
Balance, April 30, 2024	33	7,366	7,722	136	15,257
Amortization	—	1,895	53	—	1,948
Foreign exchange	—	641	548	10	1,199
Balance, April 30, 2025	33	9,902	8,323	146	18,404
Amortization	—	—	—	—	—
Discontinued operations	—	(3,260)	(8,080)	(146)	(11,486)
Foreign exchange	—	210	8	—	218
Balance, January 31, 2026	33	6,852	251	—	7,136

Net Book Value:
April 30, 2025	—	1,067	—	—	1,067
January 31, 2026	—	—	—	—	—